Description of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 22, 2019	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Description of the Business and Basis of Presentation [Line Items]
Issuance of shares	6,400,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Fixed assets		$ 300		$ 300
Assumed liability		400		400
Net loss				(9,610)	$ (5,645)	$ (12,199)	$ (10,065)
Accumulated deficit		(65,271)		(65,271)		(55,661)	(43,462)
Cash		$ 18,116		$ 18,116		$ 27,967	9,427
Offering price per share		$ 24.6883		$ 24.6883		$ 21.2598
Exercise price						$ 0.0001
PIPE Investors [Member]
Description of the Business and Basis of Presentation [Line Items]
Percentage of aggregate gross proceeds						150.00%
Sale of Stock, Consideration Received on Transaction						$ 75,000
Offering price per share						$ 6.5
Investors Price Per Share						$ 5
Gross proceeds						$ 65,000
SEEQC, Inc [Member]
Description of the Business and Basis of Presentation [Line Items]
Issuance of shares	6,400,000
Common stock, par value	$ 0.0001
Assumed liability	$ 400
Acquired of fixed assets	$ 300
Liquidity and Going Concern [Member]
Description of the Business and Basis of Presentation [Line Items]
Net loss		$ (9,600)	$ (5,600)			12,200	$ 10,100
Accumulated deficit						$ 55,700